CASH DISTRIBUTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
CASH DISTRIBUTIONS TO COMMON UNITS
CASH DISTRIBUTIONS

NOTE 8       CASH DISTRIBUTIONS TO COMMON UNITS

During the three months ended March 31, 2017, the Partnership distributed $0.94 per common unit (March 31, 2016 — $0.89 per common unit) for a total of $68 million (March 31, 2016 - $60 million).

The distribution paid to our General Partner during the three months ended March 31, 2017 for its effective two percent general partner interest was $2 million along with an IDR payment of $2 million for a total distribution of $4 million (March 31, 2016 - $1 million for the effective two percent interest and a $1 million IDR payment).

NOTE 13 CASH DISTRIBUTIONS

The Partnership makes cash distributions to its partners with respect to each calendar quarter within 45 days after the end of each quarter. Distributions are based on Available Cash, as defined in the Partnership Agreement, which includes all cash and cash equivalents of the Partnership and working capital borrowings less reserves established by the General Partner.

Pursuant to the Partnership Agreement, the General Partner receives two percent of all cash distributions in regard to its general partner interest and is also entitled to incentive distributions as described below. The unitholders receive the remaining portion of the cash distribution.

The following table illustrates the percentage allocations of available cash from operating surplus between the common unitholders and our General Partner based on the specified target distribution levels. The percentage interests set forth below for our General Partner include its two percent general partner interest and IDRs, and assume our General Partner has contributed any additional capital necessary to maintain its two percent general partner interest. The distribution to the General Partner illustrated below, other than in its capacity as a holder of 5,797,106 common units that are in excess of its effective two percent general partner interest, represents the IDRs.

		Marginal Percentage Interest in Distribution
	Total Quarterly Distribution Per Unit Target Amount	Common Unitholders	General Partner
Minimum Quarterly Distribution	$0.45	98%	2%
First Target Distribution	above $0.45 up to $0.81	98%	2%
Second Target Distribution	above $0.81 up to $0.88	85%	15%
Thereafter	above $0.88	75%	25%

The following table provides information about our distributions (in millions, except per unit distributions amounts).

			Limited Partners			General Partner
Declaration Date	Payment Date	Per Unit Distribution	Common Units	Class B Units(c)		2%	IDRs(a)	Total Cash Distribution
1/16/2014	2/14/2014	$0.81	$50	$—		$1	$—	$51
4/25/2014	5/15/2014	$0.81	$51	$—		$1	$—	$52
7/23/2014	8/14/2014	$0.84	$53	$—		$1	$—	$54
10/23/2014	11/14/2014	$0.84	$53	$—		$1	$1	$55
1/22/2015	2/13/2015	$0.84	$54	$—		$1	$—	$55
4/23/2015	5/15/2015	$0.84	$54	$—		$1	$—	$55
7/23/2015	8/14/2015	$0.89	$56	$—		$2	$1	$59
10/22/2015	11/13/2015	$0.89	$57	$—		$1	$1	$59
1/21/2016	2/12/2016	$0.89	$57	$12	(d)	$1	$1	$71
4/21/2016	5/13/2016	$0.89	$58	$—		$1	$1	$60
7/21/2016	8/12/2016	$0.94	$62	$—		$1	$2	$65
10/20/2016	11/14/2016	$0.94	$63	$—		$1	$2	$66
1/23/2017 (b)	2/14/2017 (b)	$0.94	$64	$22	(e)	$2	$2	$90

(a)	The distributions paid for the year ended December 31, 2016 included incentive distributions to the General Partner of $6 million (2015 - $2 million, 2014 - $1 million).
(b)	On February 14, 2017, we paid a cash distribution of $0.94 per unit on our outstanding common units to unitholders of record at the close of business on February 2, 2017 (refer to Note 24).
(c)

The Class B units issued by us on April 1, 2015 represent limited partner interests in us and entitle TransCanada to an annual distribution which is an amount based on 30 percent of GTN’s annual distributions after exceeding certain annual thresholds (refer to Note 6 and 9).

(d)	On February 12, 2016, we paid TransCanada $12 million representing 30 percent of GTN’s total distributable cash flows for the nine months ended December 31, 2015 less $15 million.
(e)	On February 14, 2017, we paid TransCanada $22 million representing 30 percent of GTN’s total distributable cash flows for the year ended December 31, 2016 less $20 million (refer to Note 9 and 24).